As filed with the Securities and Exchange Commission on August 19, 2005

File Nos. 333-91856 and 811-21141

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.___5___	[X]

AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

OPTIMUM Q FUNDS
(Exact Name of Registrant as Specified in Charter)

125 CambridgePark Drive
Cambridge, MA 02140
(Address of Principal Executive Offices) (Zip Code)

(617) 234-2200
(Registrant’s Telephone Number, Including Area Code)

John Sherman
125 CambridgePark Drive
Cambridge, MA 02140
(Name and Address of Agent for Service)

Copies to:

Gregory T. Pusch, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b).
[X] on August 26, 2005 pursuant to paragraph (b).
[   ] 60 days after filing pursuant to paragraph (a)(1).
[   ] on (date) pursuant to paragraph (a)(1).
[   ] 75 days after filing pursuant to paragraph (a)(2).
[   ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 4 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 8, 2005 and pursuant to Rule 485(a)(2) would have become effective on August 22, 2005.

This Post-Effective Amendment No. 5 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 26, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B and C of the Amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Cambridge and the State of Massachusetts on the 19th day of August, 2005.

OPTIMUM Q FUNDS

By: /s/ R. Schorr Berman
R. Schorr Berman
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on August 19, 2005 by the following persons in the capacities indicated.

Signature	Title
/s/ R. Schorr Berman R. Schorr Berman	President and Trustee
Albert Elfner* Albert Elfner	Independent Trustee and Chairman of the Board
C. Roderick O’Neil* C. Roderick O’Neil	Independent Trustee
Harland Riker* Harland Riker	Independent Trustee
Jean E. de Valpine* Jean E. de Valpine	Independent Trustee
John C. Duane* John C. Duane	Treasurer and Chief Compliance Officer
* By: /s/ R. Schorr Berman
        R. Schorr Berman
Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002 and incorporated by reference herein.